SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2019
Subsequent Event
Term of the notes		1 year
Subsequent Event | Convertible Notes Payable [Member]
Subsequent Event
Total aggregate principal amount	$ 200,000
Term of the notes	5 years